Subsequent Events, Merger Transaction Costs (Details) $ in Millions	Aug. 30, 2025 AUD ($)
Subsequent Events [Member] | Sayona Mining Limited and Piedmont Lithium Inc. [Member]
Merger transaction costs [abstract]
Merger transaction costs	$ 21.8